INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details 1
Federal statutory tax rate	34.00%	34.00%
State tax rate	4.00%	4.00%
Income tax benefit	38.00%	38.00%
Change in valuation allowance	(38.00%)	(38.00%)
Total	0.00%	0.00%